Pension and Other Post-Employment Benefits (Recognized Amounts In Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial gains and losses	$ 1	$ (11)
Settlement and Curtailment		(6)
Total amounts recognized in other comprehensive (income) loss, after tax	17	(60)	(13)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	8	(46)	2
Amortization of net actuarial gains and losses		(11)	(15)
Settlement and Curtailment		(6)
Total amounts recognized in other comprehensive (income) loss, before tax	8	(63)	(13)
Total amounts recognized in other comprehensive (income) loss, after tax	6	(46)	(9)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	14	(6)	(5)
Amounts Recognized in AOCI due to Plan Amendments		(13)
Amortization of net actuarial gains and losses	1
Amortization of net prior service costs	1
Total amounts recognized in other comprehensive (income) loss, before tax	16	(19)	(5)
Total amounts recognized in other comprehensive (income) loss, after tax	$ 11	$ (14)	$ (4)